NONCONTROLLING INTERESTS (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
Effects of changes in noncontrolling interests on equity
Net income (loss)	$ (3,060)	$ 2,593	$ (35,204)	$ (20,177)	$ (289,235)	$ (313,948)	$ (310,888)	$ (81,872)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net [Abstract]
Increase in equity due to transactions with holder of noncontrolling interests				87,835		300
Change to equity from net loss attributable to Select Energy Services, Inc. and its Predecessor and transfers from noncontrollig interests				$ 85,031	$ (285,224)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests						(348)
Predecessor
Effects of changes in noncontrolling interests on equity
Net income (loss)						(306,481)	$ (306,481)	$ (80,891)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net [Abstract]
Change to equity from net loss attributable to Select Energy Services, Inc. and its Predecessor and transfers from noncontrollig interests						(305,774)
Additional interests purchased						707
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests						$ 707